Share Capital and Share Premium - Summary of Movement in the Share Capital (Detail) - GBP (£) £ in Thousands, shares in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	£ 5,954	£ 14,887	£ 38,502
Exercise of share options	1	3	(12)
Ending balance	24,327	5,954	14,887
Ordinary Shares [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	£ 5,681	£ 2,114
Beginning balance, Shares	142,037	52,860
Exercise of share options	£ 1	£ 6
Exercise of share options, Shares	29	149
Issue of share capital	£ 394	£ 3,561
Issue of share capital, Shares	9,858	89,028
Ending balance	£ 8,324	£ 5,681	£ 2,114
Ending balance, Shares	20,809,855	142,037	52,860
Ordinary Shares [Member] | Pre-Subdivision And Reclassification [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Exercise of share options	£ 3,731
Exercise of share options, Shares	9,327,644
Issue of share capital	£ 4,533
Issue of share capital, Shares	11,330,287
Ending balance	£ 6,076
Ending balance, Shares	151,924
Ordinary Shares [Member] | Sub-Division And Reclassification [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Issue of share capital	£ (6,016)
Deferred Shares [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Ending balance	£ 6,016
Ending balance, Shares	15,040,466
Deferred Shares [Member] | Sub-Division And Reclassification [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Issue of share capital	£ 6,016
Issue of share capital, Shares	15,040,466
Share Premium [member]
Disclosure Of Classes Of Share Capital [Line Items]
Beginning balance	£ 146,146	£ 141,306	£ 141,108
Exercise of share options		1	1
Issue of share capital	81	4,839
Share issue expenses	(14)
Ending balance	175,246	£ 146,146	£ 141,306
Share Premium [member] | Pre-Subdivision And Reclassification [Member]
Disclosure Of Classes Of Share Capital [Line Items]
Exercise of share options	15,188
Issue of share capital	15,177
Share issue expenses	(1,332)
Ending balance	£ 146,213